Net finance expense - Net Finance Expense Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Interest income	$ 655	$ 217	$ 208
Foreign exchange gains	6,611	6,638	3,104
Finance income	7,266	6,855	3,312
Interest expense on financial liabilities measured at amortized cost	(38,391)	(39,007)	(38,246)
Amortization other Notes	0	0	(4,127)
Other financial charges	(5,819)	(4,577)	(4,355)
Foreign exchange losses	(6,519)	(8,111)	(4,214)
Finance expense	(50,729)	(51,695)	(50,942)
Net finance expenses	$ (43,463)	$ (44,840)	$ (47,630)